Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted-average grant date fair value (in dollars per share)	$ 3.79	$ 1.58
Options exercised, intrinsic value	$ 1.1	$ 0.1
Remaining unrecognized stock-based compensation expense	$ 8.0
2009 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of fair value	100.00%
Exercise price as a percentage of fair value for shareholders owning specified minimum amount	110.00%
Exercise period	10 years
Shares reserved for issuance under the plan	55,305,506
Significant shareholder threshold used for determining exercise price	10.00%
Outstanding stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period for recognition of stock-based compensation expense	3 years 2 months 12 days
Outstanding stock options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Vesting percentage	25.00%
Outstanding stock options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	2.08%